UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01716

                        ALLIANCEBERNSTEIN CAP FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2007

                   Date of reporting period: October 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Small Cap Growth Fund
Portfolio of Investments
October 31, 2006 (unaudited)

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.2%
Consumer Services - 27.5%
Apparel - 1.7%
Carter's, Inc. (a)                                       108,780   $  3,070,859
Under Armour, Inc.-Class A (a)(b)                         65,500      3,035,925
                                                                   ------------
                                                                      6,106,784
                                                                   ------------
Broadcasting & Cable - 1.1%
Entravision Communications Corp.-Class
   A (a)                                                 576,300      4,230,042
                                                                   ------------
Entertainment & Leisure - 1.6%
THQ, Inc. (a)(b)                                         194,350      5,844,105
                                                                   ------------
Miscellaneous - 17.0%
Administaff, Inc.                                        142,100      4,895,345
American Reprographics Co. (a)                           190,700      6,769,850
Bright Horizons Family Solutions, Inc. (a)(b)            107,220      4,119,392
Huron Consulting Group, Inc. (a)                         158,800      6,345,648
Life Time Fitness, Inc. (a)(b)                           120,400      6,204,212
LoopNet, Inc. (a)(b)                                     154,300      2,366,962
MSC Industrial Direct Co.-Class A                        117,800      4,820,376
Nutri/System, Inc. (a)(b)                                 76,300      4,706,184
Resources Connection, Inc. (a)(b)                        243,600      7,049,784
Strayer Education, Inc. (b)                               51,600      5,836,992
The Knot, Inc. (a)(b)                                    195,800      4,693,326
WNS Holdings Ltd. (ADR) (a)                              160,500      4,774,875
                                                                   ------------
                                                                     65,582,946
                                                                   ------------
Printing & Publishing - 2.0%
VistaPrint, Ltd. (a)                                     238,500      7,460,280
                                                                   ------------
Restaurants & Lodging - 1.8%
Home Inns & Hotels Management, Inc. (a)                   22,800        559,512
Orient-Express Hotels, Ltd.-Class A                      155,200      6,122,640
                                                                   ------------
                                                                      6,682,152
                                                                   ------------
Retail - General Merchandise - 2.3%
Coldwater Creek, Inc. (a)(b)                             177,850      5,422,647
MarineMax, Inc. (a)(b)                                   108,100      3,081,931
                                                                   ------------
                                                                      8,504,578
                                                                   ------------
                                                                    101,410,887
                                                                   ------------
Technology - 19.0%
Communication Equipment - 3.9%
Exar Corp. (a)                                           218,400      2,832,648
Oplink Communications, Inc. (a)                          317,800      6,292,440
Redback Networks, Inc. (a)                               115,500      1,827,210
Witness Systems, Inc. (a)                                190,150      3,373,261
                                                                   ------------
                                                                     14,325,559
                                                                   ------------

Communication Services - 0.7%
NTELOS Holdings Corp. (a)(b)                             195,800      2,747,074
                                                                   ------------
Computer Hardware/Storage - 0.7%
Commvault Systems, Inc. (a)(b)                           156,500      2,796,655
                                                                   ------------
Computer Peripherals - 0.9%
Synaptics, Inc. (a)                                      112,200      3,181,992
                                                                   ------------
Computer Services - 1.3%
Euronet Worldwide, Inc. (a)(b)                            56,190      1,669,967
Global Cash Access Holdings, Inc. (a)                    196,000      3,126,200
                                                                   ------------
                                                                      4,796,167
                                                                   ------------
Miscellaneous - 3.3%
Electronics for Imaging, Inc. (a)(b)                     150,400      3,555,456
MICROS Systems, Inc. (a)(b)                               91,160      4,528,829
VeriFone Holdings, Inc. (a)(b)                           142,400      4,159,504
                                                                   ------------
                                                                     12,243,789
                                                                   ------------
Semiconductor Components - 4.2%
Entegris, Inc. (a)(b)                                    349,600      3,919,016
Hittite Microwave Corp. (a)                               66,500      2,280,285
Integrated Device Technology, Inc. (a)                   253,300      4,014,805
Micrel, Inc. (a)                                         227,600      2,540,016
ON Semiconductor Corp. (a)                                60,459        376,055
Semtech Corp. (a)                                         35,100        457,353
Vimicro International Corp. (a)(b)                       153,400      1,942,044
                                                                   ------------
                                                                     15,529,574
                                                                   ------------
Software - 4.0%
Altiris, Inc. (a)                                         49,100      1,105,241
Blackbaud, Inc.                                          116,100      2,902,500
DealerTrack Holdings, Inc. (a)                           231,310      5,896,092
Informatica Corp. (a)                                    347,400      4,304,286
Quest Software, Inc. (a)                                  29,580        435,713
                                                                   ------------
                                                                     14,643,832
                                                                   ------------
                                                                     70,264,642
                                                                   ------------
Health Care - 17.0%
Biotechnology - 4.2%
Biomarin Pharmaceutical, Inc. (a)                        167,200      2,680,216
Cubist Pharmaceuticals, Inc. (a)                          81,400      1,812,778
Icon PLC (ADR) (a)(b)                                    104,000      3,731,520
Nektar Therapeutics (a)(b)                               145,900      2,105,337
Senomyx, Inc. (a)                                        180,200      2,778,684
United Therapeutics Corp. (a)(b)                          30,500      1,825,425
ZymoGenetics, Inc. (a)(b)                                 30,700        492,735
                                                                   ------------
                                                                     15,426,695
                                                                   ------------
Drugs - 0.6%
Alexion Pharmaceuticals, Inc. (a)(b)                      38,800      1,449,568
Pozen, Inc. (a)                                           45,300        753,339
                                                                   ------------
                                                                      2,202,907
                                                                   ------------

Medical Products - 4.8%
Abaxis, Inc. (a)(b)                                      187,030      3,751,822
ArthroCare Corp. (a)(b)                                  144,900      5,855,409
Dexcom, Inc. (a)(b)                                      132,700      1,167,760
Meridian Bioscience, Inc.                                158,600      3,655,730
Ventana Medical Systems, Inc. (a)(b)                      85,500      3,453,345
                                                                   ------------
                                                                     17,884,066
                                                                   ------------
Medical Services - 6.0%
LHC Group, Inc. (a)                                      204,300      5,029,866
Psychiatric Solutions, Inc. (a)                          223,700      7,426,840
Stericycle, Inc. (a)(b)                                   96,930      6,853,920
WellCare Health Plans, Inc. (a)                           50,931      2,992,196
                                                                   ------------
                                                                     22,302,822
                                                                   ------------
Miscellaneous - 1.4%
HealthExtras, Inc. (a)                                    70,400      1,621,312
Trizetto Group (a)(b)                                    201,100      3,436,799
                                                                   ------------
                                                                      5,058,111
                                                                   ------------
                                                                     62,874,601
                                                                   ------------
Energy - 10.2%
Miscellaneous - 3.5%
Aventine Renewable Energy Holdings,
   Inc. (a)(b)                                            74,300      1,827,780

Bill Barrett Corp. (a)(b)                                151,200      4,313,736
EXCO Resources, Inc. (a)                                 183,700      2,659,976
Hydril (a)                                                69,500      4,173,475
                                                                   ------------
                                                                     12,974,967
                                                                   ------------
Oil Service - 6.7%
Core Laboratories NV (a)                                  68,230      4,973,285
Dril-Quip, Inc. (a)                                      115,300      4,540,514
FMC Technologies, Inc. (a)                                50,540      3,055,143
Helmerich & Payne, Inc.                                   56,100      1,343,595
Range Resources Corp. (b)                                128,300      3,483,345
Superior Well Services, Inc. (a)(b)                       32,600        786,964
Tesco Corp. (a)                                          127,700      2,181,116
W-H Energy Services, Inc.-Class H (a)                     90,700      4,247,481
                                                                   ------------
                                                                     24,611,443
                                                                   ------------
                                                                     37,586,410
                                                                   ------------
Finance - 8.6%
Banking - Money Center - 0.5%
Community Bancorp (a)                                     61,100      1,772,511
                                                                   ------------
Banking - Regional - 0.6%
First Republic Bank                                       61,900      2,410,386
                                                                   ------------
Brokerage & Money Management - 3.9%
Affiliated Managers Group, Inc. (a)(b)                    45,300      4,536,342
Greenhill & Co., Inc. (b)                                 75,200      5,109,088
optionsXpress Holdings, Inc.                             150,400      4,674,432
                                                                   ------------
                                                                     14,319,862
                                                                   ------------
Insurance - 0.7%
Primus Guaranty Ltd. (a)(b)                              221,840      2,535,631
                                                                   ------------

Miscellaneous - 2.9%
Clayton Holdings, Inc. (a)                               139,710      1,965,720
GFI Group, Inc. (a)                                       72,900      4,204,143
Morningstar, Inc. (a)                                    110,500      4,521,660
                                                                   ------------
                                                                     10,691,523
                                                                   ------------
                                                                     31,729,913
                                                                   ------------
Capital Goods - 4.8%
Electrical Equipment - 1.3%
Essex Corp. (a)(b)                                       250,100      4,921,968
                                                                   ------------
Machinery - 2.1%
Bucyrus International, Inc.-Class A                      127,700      5,350,630
Oshkosh Truck Corp.                                        7,500        339,075
RBC Bearings, Inc. (a)                                    77,700      2,111,886
                                                                   ------------
                                                                      7,801,591
                                                                   ------------
Miscellaneous - 1.4%
IDEX Corp.                                               108,300      5,079,270
                                                                   ------------
                                                                     17,802,829
                                                                   ------------
Transportation - 2.9%
Air Freight - 1.4%
UTi Worldwide, Inc.                                      197,600      5,107,960
                                                                   ------------
Shipping - 1.5%
Kirby Corp. (a)                                          161,700      5,664,351
                                                                   ------------
                                                                     10,772,311
                                                                   ------------
Basic Industry - 2.8%
Chemicals - 1.2%
Hexcel Corp. (a)(b)                                      271,600      4,397,204
                                                                   ------------
Miscellaneous - 1.6%
Knoll, Inc.                                              310,000      6,138,000
                                                                   ------------
                                                                     10,535,204
                                                                   ------------
Industrials - 1.6%
Miscellaneous - 1.6%
Astec Industries, Inc. (a)                               180,100      5,743,389
                                                                   ------------
Multi Industry Companies - 1.3%
LKQ Corp. (a)                                            211,500      4,894,110
                                                                   ------------
Utilities - 1.3%
Telephone Utility - 1.3%
Cbeyond, Inc. (a)(b)                                     154,200      4,678,428
                                                                   ------------
Consumer Staples - 1.2%
Food - 1.2%
Hain Celestial Group, Inc. (a)                           151,000      4,262,730
                                                                   ------------
Total Common Stocks
   (cost $292,083,493)                                              362,555,454
                                                                   ------------

                                                       Principal
                                                        Amount
                                                        (000)
                                                      ----------
SHORT-TERM INVESTMENTS - 1.2%
Time Deposit - 1.2%
State Street Euro Dollar
   4.60%, 11/01/06
   (cost $4,283,000)                                  $    4,283      4,283,000
                                                                   ------------
                                                        Shares
                                                      ----------
Total Investments Before Security Lending
Collateral - 99.4%
   (cost $296,366,493)                                              366,838,454
                                                                   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED - 18.6%

Short Terms - 18.6%
UBS Private Money Market Fund, LLC
   (cost $68,477,105)                                 68,477,105     68,477,105
                                                                   ------------
Total Investments - 118.0%
   (cost $364,843,598)                                              435,315,559
Other assets less liabilities - (18.0)%                             (66,305,556)
                                                                   ------------
Net Assets - 100.0%                                                $369,010,003
                                                                   ------------


(a)   Non-income producing security.

(b)   Represents entire or partial securities out on loan.

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


Glossary:

ADR - American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.       EXHIBITS.

The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.     DESCRIPTION OF EXHIBIT
     -----------     ----------------------
     11 (a) (1)      Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

     11 (a) (2)      Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:   /s/ Marc O. Mayer
-----------------------------
      Marc O. Mayer
      President

Date: December 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
-----------------------------
      Marc O. Mayer
      President

Date: December 22, 2006

By:   /s/ Joseph J. Mantineo
-----------------------------
      Joseph J. Mantineo
      Treasurer and Chief Financial Officer

Date: December 22, 2006